RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of compensation of key management

	Year ended December 31
	2021	2020
Short term incentive plans
Salaries	$1,580	$1,361
Directors’ fees	183	171
	1,763	1,532
Share based payments	1,750	1,859
Total	$3,513	$3,391